SUNSTONE FINANCIAL GROUP, INC.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/271-5885
                               Fax: 414/221-6966


February 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Universal Capital Investment Trust
     File Nos. 33-37668; 811-6212

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of Universal Capital Investment Trust, a registered management investment company (the "Trust"), we hereby certify that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 14 which was filed with the Commission on January 26, 2001.

Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Constance Dye Shannon
Senior Counsel